Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,439)	$ (2,615)
Adjustments for:
Stock-based compensation	282	608
Depreciation	3	2
Amortization and others	61	67
Changes in non-cash operating balances:
Accounts receivable and other receivables	5	6
Prepaid expense and employee advance	96	(49)
Inventory	0	1
Accounts payable and accrued liabilities	(677)	(189)
Net cash used in operating activities	(2,669)	(2,169)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2)	0
Net cash flows used in investing activities	(2)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of operating lease and financing obligation	(60)	(68)
Net cash flows used in financing activities	(60)	(68)
Net decrease in cash and cash equivalents	(2,731)	(2,237)
CASH AT BANK
Beginning of the period	3,611	5,239
End of the period	880	3,002
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and related liability	$ 0	$ 144